Statements of Operations (Parenthetical) (USD $)	8 Months Ended	12 Months Ended	20 Months Ended
	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2013
Statement Of Operations [Abstract]
Costs and expenses, related party	$ 0	$ 97,500	$ 97,500
Aggregate ordinary shares forfeited by initial shareholders	133,333